EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
EQUITY
Schedule of capital stock distributed among shareholders and type of shares

12/31/2017

	COMMON		PREFERENCIAL				TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	Series A	%	Series B	%	QUANTITY	%

Federal Government	554,395,652	51.00	—	—	1,544	0.00	554,397,196	40.99
BNDESPAR	141,757,951	13.04	—	—	18,691,102	7.04	160,449,053	11.86
BNDES	74,545,264	6.86	—	—	18,262,671	6.88	92,807,935	6.86
Banco Clássico	68,750,800	6.32	—	—	—	—	68,750,800	5.08
American Depositary Receipts — ADR’s	27,781,555	2.56	—	—	14,470,255	5.45	42,251,810	3.12

Other	219,819,075	20.22	146,920	100.00	214,011,311	80.63	433,977,306	32.08

	1,087,050,297	100.00	146,920	100.00	265,436,883	100.00	1,352,634,100	100.00

12/31/2016

	COMMON		PREFERENCIAL				TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	Series A	%	Series B	%	QUANTITY	%

Federal Government	554,395,652	51.00	—	—	1,544	0.00	554,397,196	40.99
BNDESPAR	141,757,951	13.04	—	—	18,691,102	7.04	160,449,053	11.86
BNDES	74,545,264	6.86	—	—	18,262,671	6.88	92,807,935	6.86
Banco Clássico	68,750,900	6.32	—	—	—	—	68,750,900	5.08
American Depositary Receipts — ADR’s	30,449,968	2.80	—	—	16,755,615	6.31	47,205,583	3.49

Other	217,150,562	19.98	146,920	100.00	211,725,951	79.77	429,023,433	31.72

	1,087,050,297	100.00	146,920	100.00	265,436,883	100.00	1,352,634,100	100.00

Schedule of capital reserve

	12/31/2017	12/31/2016
Compensation for insufficient remuneration - CRC	6,779,931	6,779,931
Goodwill on the issue of shares	3,384,310	3,384,310
Special - Decree-Law No. 54,936/1964	387,418	387,418
Monetary correction of the opening balance sheet of 1978	309,655	309,655
Monetary correction of the Compulsory Loan - 1987	2,708,432	2,708,432
Grants and subsidies - FINOR, FINAM and others	297,424	297,424

	13,867,170	13,867,170

Schedule of loss appropriation

Absorption of losses

Accumulated Losses before absorption of losses	(1,763,805)

Absorption of reserves

Opening balance of profit reserves	3,018,680

Realization of other comprehensive income	(4,311)

Income from the acquisition of subsidiaries	(28,874)

Unclaimed shareholder remuneration - Prescribed	(22,967)

Realization of equity valuation adjustment	(10,827)

Realization of statutory reserve	(1,696,826)

Balance of Accumulated Losses after absorption of reserves	—

Schedule of profit reserve

	12/31/2017	12/31/2016
Legal (Article 193 - Law No. 6,404/1976)	171,295	171,295
Statutory (Article 194 - Law No. 6,404/1976)	50,382	1,747,208
Unrealized Earnings (Article 197 - Law No. 6,404/1976)	386,375	386,375
Withholding of Earnings (Article 196 - Law No. 6,404/1976)	713,802	713,802

	1,321,854	3,018,680